Subsequent Events (Details) ¥ in Thousands				1 Months Ended
	Mar. 16, 2021 $ / shares	Mar. 16, 2021 CNY (¥) shares	Mar. 28, 2017 shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares	Mar. 31, 2018 shares
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted | shares			679,645	684,905	1,076,532	852,390
Subsequent Events | Class A ordinary shares
Subsequent Events
Fair value of share awards | ¥		¥ 248,027
Market price | $ / shares	$ 32.83
Subsequent Events | ADSs
Subsequent Events
Special dividend | $ / shares	0.25
Subsequent Events | 2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted | shares		525,595
Subsequent Events | Employee Incentive Platform | Restricted Share Units | Class A ordinary shares | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted | shares		635,767
Value | $ / shares	$ 0